Accumulated other comprehensive income (Tables)	6 Months Ended
Jun. 30, 2020
Accumulated other comprehensive income
Accumulated other comprehensive income/(loss)
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	[1]	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Gains/ (losses) on liabilities relating to credit risk	AOCI
2Q20 (CHF million)
Balance at beginning of period	253	(15,064)	28		(3,617)	570	1,578	(16,252)
Increase/(decrease)	13	(450)	(47)		0	0	(2,680)	(3,164)
Reclassification adjustments, included in net income/(loss)	5	17	29		73	(34)	22	112
Total increase/(decrease)	18	(433)	(18)		73	(34)	(2,658)	(3,052)
Balance at end of period	271	(15,497)	10		(3,544)	536	(1,080)	(19,304)
1Q20 (CHF million)
Balance at beginning of period	28	(14,469)	30		(3,690)	604	(2,772)	(20,269)
Increase/(decrease)	155	(595)	(5)		0	0	4,273	3,828
Reclassification adjustments, included in net income/(loss)	70	0	3		73	(34)	77	189
Total increase/(decrease)	225	(595)	(2)		73	(34)	4,350	4,017
Balance at end of period	253	(15,064)	28		(3,617)	570	1,578	(16,252)
2Q19 (CHF million)
Balance at beginning of period	(26)	(13,245)	24		(3,956)	363	(2,033)	(18,873)
Increase/(decrease)	45	(589)	12		323	338	(312)	(183)
Increase/(decrease) due to equity method investments	(3)	0	0		0	0	0	(3)
Reclassification adjustments, included in net income/(loss)	1	0	0		63	(32)	81	113
Total increase/(decrease)	43	(589)	12		386	306	(231)	(73)
Balance at end of period	17	(13,834)	36		(3,570)	669	(2,264)	(18,946)
6M20 (CHF million)
Balance at beginning of period	28	(14,469)	30		(3,690)	604	(2,772)	(20,269)
Increase/(decrease)	168	(1,045)	(52)		0	0	1,593	664
Reclassification adjustments, included in net income/(loss)	75	17	32		146	(68)	99	301
Total increase/(decrease)	243	(1,028)	(20)		146	(68)	1,692	965
Balance at end of period	271	(15,497)	10		(3,544)	536	(1,080)	(19,304)
6M19 (CHF million)
Balance at beginning of period	(72)	(13,442)	10		(3,974)	387	(890)	(17,981)
Increase/(decrease)	92	(394)	26		323	338	(1,463)	(1,078)
Increase/(decrease) due to equity method investments	(7)	0	0		0	0	0	(7)
Reclassification adjustments, included in net income/(loss)	4	2	0		123	(56)	111	184
Cumulative effect of accounting changes, net of tax	0	0	0		(42)	0	(22)	(64)
Total increase/(decrease)	89	(392)	26		404	282	(1,374)	(965)
Balance at end of period	17	(13,834)	36		(3,570)	669	(2,264)	(18,946)
1 No impairments on available-for-sale debt securities were recognized in net income/(loss) in 2Q20, 1Q20, 2Q19, 6M20 and 6M19.

Details on significant reclassification adjustments
Details of significant reclassification adjustments
in	2Q20	1Q20	2Q19	6M20	6M19
Reclassification adjustments, included in net income/(loss) (CHF million)
Cumulative translation adjustments
Reclassification adjustments	17	0	0	17	2
Actuarial gains/(losses)
Amortization of recognized actuarial losses [1]	89	90	80	179	156
Tax expense/(benefit)	(16)	(17)	(17)	(33)	(33)
Net of tax	73	73	63	146	123
Net prior service credit/(cost)
Amortization of recognized prior service credit/(cost) [1]	(41)	(42)	(41)	(83)	(71)
Tax expense	7	8	9	15	15
Net of tax	(34)	(34)	(32)	(68)	(56)
1 These components are included in the computation of total benefit costs. Refer to "Note 26 – Pension and other post-retirement benefits" for further information.

Additional share information
Additional share information
	2Q20		1Q20		2Q19		6M20		6M19
Common shares issued
Balance at beginning of period	2,556,011,720		2,556,011,720		2,556,011,720		2,556,011,720		2,556,011,720
Balance at end of period	2,556,011,720		2,556,011,720		2,556,011,720		2,556,011,720		2,556,011,720
Treasury shares
Balance at beginning of period	(156,996,084)		(119,761,811)		(48,217,358)		(119,761,811)		(5,427,691)
Sale of treasury shares	170,488,741		239,476,586		153,739,570		409,965,327		392,245,695
Repurchase of treasury shares	(172,555,047)		(280,063,390)		(190,464,698)		(452,618,437)		(473,434,435)
Share-based compensation	44,650,431		3,352,531		36,705,356		48,002,962		38,379,301
Balance at end of period	(114,411,959)		(156,996,084)		(48,237,130)		(114,411,959)		(48,237,130)
Common shares outstanding
Balance at end of period	2,441,599,761	[1]	2,399,015,636	[1]	2,507,774,590	[1]	2,441,599,761	[1]	2,507,774,590	[1]
1
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 111,193,477 of these shares were reserved for capital instruments.

Bank
Accumulated other comprehensive income
Accumulated other comprehensive income/(loss)
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	[1]	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Gains/ (losses) on liabilities relating to credit risk	AOCI
6M20 (CHF million)
Balance at beginning of period	28	(14,560)	30		(417)	(7)	(2,620)	(17,546)
Increase/(decrease)	168	(1,015)	(52)		0	0	1,515	616
Reclassification adjustments, included in net income/(loss)	75	17	32		7	0	99	230
Total increase/(decrease)	243	(998)	(20)		7	0	1,614	846
Balance at end of period	271	(15,558)	10		(410)	(7)	(1,006)	(16,700)
6M19 (CHF million)
Balance at beginning of period	(58)	(13,573)	9		(350)	(8)	(860)	(14,840)
Increase/(decrease)	93	(384)	27		0	0	(1,349)	(1,613)
Reclassification adjustments, included in net income/(loss)	0	0	0		8	0	111	119
Cumulative effect of accounting changes, net of tax	0	0	0		(42)	0	(22)	(64)
Total increase/(decrease)	93	(384)	27		(34)	0	(1,260)	(1,558)
Balance at end of period	35	(13,957)	36		(384)	(8)	(2,120)	(16,398)
1 No impairments on available-for-sale debt securities were recognized in net income/(loss) in 6M20 and 6M19.

Details on significant reclassification adjustments
Details on significant reclassification adjustments
in	6M20	6M19
Reclassification adjustments, included in net income/(loss) (CHF million)
Cumulative translation adjustments
Reclassification adjustments	17	0
Actuarial gains/(losses)
Amortization of recognized actuarial losses [1]	7	10
Tax expense/(benefit)	0	(2)
Net of tax	7	8
1 These components are included in the computation of total benefit costs. Refer to "Note 25 – Pension and other post-retirement benefits" for further information.